Deposits (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Deposits
of which due to banks	SFr 20,948	SFr 19,422	SFr 16,423
of which customer deposits	397,298	SFr 406,069	390,921
Bank
Deposits
of which due to banks	20,948		16,420
of which customer deposits	SFr 398,323		SFr 392,039